UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08294

                       ALLIANCEBERNSTEIN EXCHANGE RESERVES
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

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ITEM 1. SCHEDULE OF INVESTMENTS.


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

PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)                    AllianceBernstein Exchange Reserves

Principal
 Amount
  (000)     Security                                       Yield      Value
-------------------------------------------------------------------------------
            COMMERCIAL PAPER- 78.3%
            Allied Irish Banks
  $ 6,500   7/05/06(a)                                      5.01%  $  6,498,191
            Bankamerica Corp.
   19,800   8/25/06                                         5.33     19,644,776
            Banque Caisse d'Epargne
   18,100   7/07/06                                         5.00     18,089,944
            Barclays USA Funding
            Corp.
   19,200   7/13/06                                         5.05     19,173,093
            Bear Stearns Co., Inc.
    6,400   7/11/06                                         5.02      6,392,860
            Caisse Nationale Des Caisses
    7,800   7/17/06(a)                                      4.95      7,784,985
            Citigroup Funding, Inc.
   18,000   7/12/06                                         4.95     17,977,725
            Clipper Receivables Co.
    8,200   7/10/06(a)                                      5.12      8,191,836
            Danske Corp.
    8,500   7/21/06                                         5.20      8,477,900
            Depfa Bank PLC
    7,800   7/17/06(a)                                      5.04      7,784,727
            Dexia Delaware LLC
    7,900   7/03/06                                         4.87      7,900,000
            Falcon Asset Securitization
   19,800   8/24/06(a)                                      5.30     19,648,420
            Fountain Square Commerce Funding
   19,500   8/16/06(a)                                      5.25     19,374,875
            Galaxy Funding, Inc.
   18,000   7/06/06(a)                                      5.01     17,992,485
            General Electric Capital Corp.
   19,000   7/13/06                                         5.03     18,973,453
            HBOS Treasury Services PLC
   19,200   9/15/06                                         5.23     18,993,589
            HSBC Bank
   18,100   8/02/06                                         4.94     18,025,564
            ING Insurance Holdings, Inc.
    8,500   8/23/06                                         5.29      8,436,300
            Lloyds TSB Bank PLC
   19,500   7/26/06                                         5.21     19,435,092
            Merrill Lynch & Co.
    8,500   7/18/06                                         5.20      8,481,583
            MetLife, Inc.
    8,200   7/25/06(a)                                      5.09      8,174,494
            Network Rail Finance PLC
   19,400   7/31/06(a)                                      5.20     19,321,538
            Prudential PLC
   18,100   7/05/06(a)                                      4.89     18,095,083
            Rabobank Financial Corp.
   19,700   7/03/06                                         5.25     19,700,000
            San Paolo Finance
    6,900   8/15/06                                         5.17      6,857,432
            Santander Central Hispano
    7,800   7/14/06                                         5.02      7,788,036
            Societe Generale
    7,900   7/24/06                                         4.90      7,877,442
            Svenska Handelsbanken
    7,800   7/06/06                                         4.89      7,796,825
            Triple A1 Funding Corp.
    8,200   7/10/06(a)                                      5.10      8,191,868
            Windmill Funding Corp.
    8,500   7/14/06(a)                                      5.23      8,486,417
                                                                   ------------
            Total Commercial Paper
            (amortized cost $389,566,533)                           389,566,533
                                                                   ------------
            CERTFICATES OF DEPOSIT- 16.1%
            American Express Credit Corp.
    8,500   7/25/06                                         5.26      8,500,000
            Canadian Imperial Holdings
    8,400   9/13/06                                         5.33      8,400,000
            Caylon North America, Inc.
   19,500   8/21/06                                         5.32     19,500,000
            Norinchukin Bank
    6,600   7/03/06                                         4.98      6,600,000
            Royal Bank Scotland PLC
   13,400   1/12/07                                         4.76     13,400,343
            Suntrust Bank
    8,200   7/31/06                                         4.62      8,200,000
            Toronto Dominion Holdings, Inc.
    8,600   8/28/06                                         5.40      8,600,000
            Union Bank of California
    7,000   7/20/06                                         5.23      7,000,000
                                                                   ------------
            Total Certificates of Deposit
            (amortized cost $80,200,343)                             80,200,343
                                                                   ------------
            FLOATING RATE NOTES - 5.7%
            CC USA, Inc.
    9,300   1/10/07(a)                                      4.97      9,300,000
            Sigma Finance, Inc. MTN
    9,800   7/25/06(a)                                      5.17      9,800,539
            Wachovia Bank
    9,500   3/30/07(a)                                      4.92      9,500,093
                                                                   ------------
            Total Floating Rate Notes
            (amortized cost $28,600,632)                             28,600,632
                                                                   ------------
            TOTAL INVESTMENTS - 100.1%
            (amortized cost $498,367,508)                           498,367,508
            Other assets less liabilities-(0.1)%                       (737,859)
                                                                   ------------
            NET ASSETS - 100.0%                                    $497,629,649
                                                                   ============

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $178,145,550 or 35.8% of net assets.

Glossary:
MTN - Medium Term Note
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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Exchange Reserves


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: August 21, 2006


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: August 21, 2006


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